Other Assets	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Other Assets
Note 7. Other Assets
Other assets (current and long-term) as of June 30, 2021 and December 31, 2020 are as follows (in thousands):

	June 30, 2021	December 31, 2020
Other current assets:
Non-trade receivables	$11,055	$3,448
Deferred offering costs	—	2,093
Executive note receivable	—	4,659
Inventory	384	384

Total other current assets	$11,439	$10,584

Other assets:
Security deposit	3,834	3,622
Corporate tax receivable	136	1,256
Sales tax receivable	6,519	3,042
Contract costs	1,507	1,576

Total other assets	$11,996	$9,496

MAVEN TOPCO LIMITED [Member]
Other Assets
Note 5. Other Assets
Other assets (current and long-term) as of March 31, 2021 and December 31, 2020 are as follows (in thousands):

	March 31, 2021	December 31, 2020
Other current assets:
Non-trade receivables	$4,067	$3,448
Deferred offering costs	2,233	2,093
Executive notes receivable	4,714	4,659
Inventory	430	384

Total other current assets	$11,444	$10,584

Other assets:
Security deposit	3,622	3,622
Corporate tax receivable	1,256	1,256
Sales tax receivable	5,404	3,042
Contract costs	1,575	1,576

Total other assets	$11,857	$9,496

Note 8. Other Assets
Other assets (current and long-term) as of December 31, 2020 and 2019 (Successor) are as follows (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Other current assets:
Non-trade receivables	$3,448	$2,995
Deferred offering costs	2,093	—
Executive notes receivable(1)	4,659	—
Inventory	384	281

Total other current assets	$10,584	$3,276

Other assets:
Executive notes receivable(1)	$—	4,452
Security deposit	3,622	3,457
Corporate tax receivable	1,256	1,985
Sales tax receivable	3,042	846
Contract costs	1,576	1,340

Total other assets	$9,496	$12,080

(1)
Executive notes receivable, which primarily includes the $4.1 million executive loan extended on September 7, 2018 discussed in Note 19—
Related Party Transactions
, was reclassed from other assets to other current assets as of December 31, 2020 as the outstanding amounts under the loan agreement were repaid upon consummation of the dMY Technology Group, Inc. II merger. See Note 20—
Subsequent Events
.